RIGHT OF USE ASSETS - Combined and Consolidated Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other current assets	¥ 4,820	¥ 1,970
Right of use assets	49,595
Long-term lease liabilities	¥ 37,679
ASC Topic 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets		54,579
Long-term lease liabilities		(52,609)
ASC Topic 842 | Adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other current assets		(1,970)
Right of use assets		54,579
Long-term lease liabilities		¥ (52,609)